OTHER INFORMATION	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
OTHER INFORMATION
32.	OTHER INFORMATION

(a)	Agreements entered into by the Company, TmarPart, and Pharol related to the cash investments made in Rio Forte commercial papers
On June 30, 2014, the Company was informed, through a market notice disclosed by Pharol, of the investment made by PTIF and PT Portugal (both, collectively, “Oi Subsidiaries”), companies contributed by Pharol to Oi in the Company’s capital increase in May 2014, in a commercial paper of Rio Forte Investments S.A. (“Securities” and “Rio Forte”, respectively), a company part of the Portuguese group Espírito Santo (“GES”), when both PTIF and PT Portugal were Pharol subsidiaries.
In light of the default of the Securities by Rio Forte, on September 8, 2014, after obtaining the proper corporate approvals, the Company, the Oi Subsidiaries, TmarPart, and Pharol entered into definitive agreements related to the investments made in the Securities. The agreements provided for (i) an exchange (the “Exchange”) through which Oi Subsidiaries would transfer the Securities to Pharol in exchange for preferred and common shares of the Company held by Pharol, as well as (ii) the assignment by Oi Subsidiaries of a call option on the Company shares to the benefit of PT (“Call Option”).
On March 31, 2015, the Company published a Material Fact Notice on the completion of the Exchange.
The Option became vested with the completion of the Exchange, beginning March 31, 2015, exercisable at any time, over a six-year
period, and the number of shares covered by the Option will be decreased at each March 31 st
.
Up to March 31, 2020, Pharol had not exercised the Option, in whole or in part, on the Shares Subject to the Option. Accordingly, the following are no longer subject to the Option: (i) beginning March 31, 2016
, 4,743,487 common shares and 9,486,974
preferred shares issued by the Company, equivalent to
10%
of the Shares Subject to the Option; (ii) beginning March 31, 2017, another
8,538,277 common shares and 17,076,554, equivalent to 18%
of the Shares Subject to the Option; (iii) beginning March 31, 2018, another
8,538,277 common shares and 17,076,554 preferred shares equivalent to 18%
of the Shares Subject to the Option; (iv) beginning March 31, 2019, another
8,538,277 common shares and 17,076,554 preferred shares
,
equivalent to 18%
of the Shares Subject to the Option; and (v) beginning March 31, 2020, another

8,538,277 common shares and
17,076,554
preferred shares, equivalent to 18% of the Shares Subject to the Option. There are also

8,538,277 common shares and 17,076,554
preferred shares subject to the Option and Pharol will no longer be entitled to exercise the Option on them on March 31, 2021.
As at December 31, 2019, the fair value of the Call Option is estimated at R$117 million calculated by the Company using the
Black-Scholes
model and theoretical share volatility assumptions, using the Revenue Approach valuation technique laid down by paragraphs B10 and B11 of IFRS 13—Fair Value Measurement.

(b)	Punitive Administrative Proceedings at the CVM
In December 2018, we became aware that the CVM, in the exercise of its duties, initiated two punitive administrative proceedings for acts conducted in connection with the corporate restructuring announced in October 2013 involving Oi and Pharol (former Portugal Telecom), and the capital increase through the public offer of Oi shares concluded in May 2014, for an alleged breach of the Corporate Law, to hold liable certain executives, officers and controlling shareholders at the time of the events.
The Company is not a party to these proceedings. With regard to the indicted executives, if they are held liable in these Punitive Administrative Proceedings, they will be subject to a penalty, which may range from a warning to a temporary disqualification, during up to 20 years, to hold a management or member of the supervisory board position of a publicly-held company, entity of the securities distribution system, or other entities that depend of CVM authorization or registration.
(c)	Operation: Mapa da Mina
On December 10, 2019, the Brazilian Federal Police launched the 69 th
phase Operation:
Lava Jato
(Car Wash), named “Operation:
Mapa da Mina
” (Mine Plan) (Criminal Search and Seizure Order No.
5024872-64,2018.4.04.7000/PR—13
th
Federal Criminal Court of Curitiba), one of the main targets of which was Fábio da Silva, son of former president Luiz Inácio Lula da Silva. The investigation, which has neither the Company nor any of its current officers as defendants, is based on a suspected transfer of several companies to Gamecorp and Grupo Gol, in exchange for alleged benefits from the Federal Government. As a result of such investigation, Company buildings in the States of São Paulo and Rio de Janeiro, and in Brasília were searched and documented were seized. Since then, the Company has cooperated with the investigations by making all the clarifications and delivering all the documents requested. On March 12, 2020, the 4 th
Region Federal Court granted an habeas corpus (Habeas Corpus No.
5052647-8.2019.4.04.000/PR)
was granted, requiring that the records of said Operation be sent to the São Paulo Judiciary Section, after concluding that there was no connection between the facts reported in the investigation and those verified in Operation: “Lava Jato”. Internally, the Company informs that since 2015 it has retained the law firm Tozzini Freire Advogados as external independent auditor to conduct a forensic investigation addressing all the allegations in the case file, which has updated these analyses due in light to the new facts pointed out in Operation: “Mapa da Mina”. Such investigations were completed without evidence of illegal actions committed by Company representatives.
Among the initiatives undertaken, the Company has created a Multidisciplinary Committee consisting of members from different departments, such as the legal, compliance, internal audit and accounting department, to determine the main procedures to be performed, and set a schedule of relevant activities in response to the allegations of said investigation involving the Company and its subsidiaries. In this regard, the Multidisciplinary Committee determined the following procedures: (i) retain a renowned, specialized law firm, independent from the Company and its subsidiaries, to conduct an internal investigation on the allegations made in the Federal Public Prosecution Office (MPF) and the Brazilian Federal Police (PF) investigations; (ii) request an assessment by the outside legal counsel of the results of said internal investigation to be conducted by the specialized law firm, if applicable; (iii) request an assessment by the outside legal counsel of possible legal and regulatory impacts in Brazil and in the United States, regarding all allegations made in the investigation, considering the applicable anticorruption legislation and/or illegal activities; (iv) request an assessment by the compliance department to determine whether any material weaknesses in the internal control environment existing at the time covered by the investigations still persist in the current Company governance and internal control scenario; (v) conduct periodic meetings to follow up on the status of the assessments to be carried out; and (vi) submit of the results of all assessments to be carried out to the members of the Audit, Risk and Controls Committee (“CARC”), which reports to the Company’s Board of Directors. In this context, the specialized law firm concluded its internal independent investigation in February 2020. Based on interviews, information and documentation submitted by the Company’s management, and due to the constraints imposed by the time period covered by said investigation (2003-2019), no indications of illegalities committed by the Company were identified linked to the allegations made by the MPF and the PF in Operation: “Mapa da Mina” investigation. This internal use report was extensively discussed and presented to the members of the Multidisciplinary Committee, as well as to the members of the CARC.